OTHER LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
Loans Payable [Abstract]
OTHER LONG-TERM DEBT

NOTE 11 - OTHER LONG-TERM DEBT

A.Composition:

	As of December 31,
	2019	2018
Long-term JPY bank loan - principal amount, see B and C below	$101,365	$100,118
Capital leases - see D below	60,277	47,195
Operating leases – see E below	17,828	--
Less - current maturities of long-term debt	(28,201)	(10,814)
	$151,269	$136,499

B.Composition by Repayment Schedule of Loans:

	As of December 31, 2019
	Interest rate	2020	2021	2022	2023	2024 and on	Total
In JPY	1.95%	$--	$22,526	$22,526	$22,526	$33,787	$101,365
Total outstanding principal		$--	$22,526	$22,526	$22,526	$33,787	$101,365

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023 and on	Total
In JPY	1.95%	$--	$--	$22,248	$22,248	$55,622	$100,118
Total outstanding principal		$--	$--	$22,248	$22,248	$55,622	$100,118

C.Loans to TPSCo from Financial Institutions

In June 2018, TPSCo refinanced its two then outstanding loans with 11 Billion JPY (approximately $100,000) new asset-based loan agreements with a consortia of financial institutes comprised of JA Mitsui Leasing, Ltd., Sumitomo Mitsui Trust Bank, Limited (SMTB), Sumitomo Mitsui Banking Corporation (SMBC) and China trust Commercial Bank Corporation (CTBC) (“JP Loan”). The JP Loan carries a fixed interest rate of 1.95% per annum with principal payable in nine semiannual payments from 2021 and until 2025. The JP Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in Uozu and Tonami manufacturing facilities. Outstanding principal amount was approximately $101,000 as of December 31, 2019.

The JP Loan also contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JP Loan are not guaranteed by Tower, Panasonic Corporation, PSCS, or any of its affiliates.

F - 23

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

C.Loans to TPSCo from Japanese Financial Institutions (Cont.)

As of December 31, 2019, TPSCo was in compliance with all of the financial ratios and covenants under this JP Loan.

D.Capital Lease Agreements

Certain of the Company’s subsidiaries enter, from time to time, into capital lease agreements for certain machinery and equipment it operates in some of its fabrication facilities, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements contain annual interest rate of up to 1.95% and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary will buy the assets, if at all. The obligations under the capital lease agreement are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements.

As of December 31, 2019 and 2018, the outstanding capital lease liabilities for fixed assets was $60,277 and $47,195, respectively, of which $21,070 and $10,814 respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease liabilities as of December 31, 2019:

Fiscal Year
2020	$21,070
2021	16,332
2022	14,386
2023	7,684
2024	805
Total	$60,277

F - 24

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

E.Operating Leases

In 2019, the Company adopted ASU No. 2016-02, " Leases" (Topic 842). The Company enters from time to time into operating leases for office space, operating facilities and vehicles. Operating lease cost for the years ended December 31, 2019, 2018 and 2017 was $8,045, $8,773 and $8,809, respectively. During 2019, cash paid for operating lease liabilities was $8,113.

The following presents the composition of operating lease:

	Classification in Consolidated Balance Sheets	December 31, 2019
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$17,828
Lease liabilities:
Current operating leases liabilities	Current maturities of long-term debt	$7,131
Long-term operating lease liabilities	Other long-term debt	10,697
Total operating lease liabilities		$17,828

Weighted average remaining lease term (years)		4.9
Weighted average discount rate		1.95%

The following presents the maturity of operating lease liabilities as of December 31, 2019:

Fiscal Year
2020	$7,131
2021	6,304
2022	2,064
2023	645
2024	645
Thereafter	1,667
Total	18,456
Less – imputed interest	(628)
Total	$17,828

F - 25

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

F.Wells Fargo Credit Line

In December 2013, Jazz entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a five-year secured asset-based revolving credit line in the total amount of up to $70,000, maturing in December 2018.

In February 2018, Jazz and Wells Fargo signed an amendment to the credit line, under which the line is extended by five years, to mature in 2023, and the total amount remained at up to $70,000 (the “Jazz Credit Line Agreement”). The applicable interest on the loans is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.0% to 0.5% or the LIBOR rate plus a margin ranging from 1.25% to 1.75% per annum.

The outstanding borrowing availability varies from time to time based on the levels of Jazz’s eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the Jazz Credit Line Agreement. The obligations of Jazz under the Jazz Credit Line Agreement are secured by a security interest on all the assets of Jazz. The Jazz Credit Line Agreement contains customary covenants and other terms, including customary events of default. If any event of default will occur, Wells Fargo may declare all borrowings under the facility due immediately and foreclose on the collateral. Jazz’s obligations pursuant to the Jazz Credit Line Agreement are not guaranteed by Tower or any of its affiliates.

As of December 31, 2019, Jazz was in compliance with all of the covenants under the Jazz Credit Line Agreement.

As of December 31, 2019, borrowing availability under the Jazz Credit Line Agreement was approximately $70,000, of which approximately $1,000 was utilized through letters of credit.

As of December 31, 2019 and 2018, no loan amounts were outstanding under the Jazz Credit Line Agreement.